Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000101831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Atlas Class/OCMAX)
Average Annual Return, Percent			62.68%	13.35%	14.59%
C000014470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Investor Class/OCMGX)
Average Annual Return, Percent	[1]		54.31%	11.64%	13.26%
Without Sales Load [Member] | C000014470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Investor Class/OCMGX)—excluding sales load
Average Annual Return, Percent			61.64%	12.66%	13.79%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			13.52%	15.94%	12.86%
Philadelphia Gold And Silver Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Average Annual Return, Percent			38.17%	13.03%	12.70%

[1]	Maximum sales charge (load) of 4.50% of offering price.